GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses [Line Items]
Employee benefits expense, including salaries and wages, net of capitalised overhead	$ (5,854)	$ (4,088)	$ (3,260)
Share-based payments expense	(509)	(1,868)	(2,748)
Legal and other professional fees	(3,681)	(6,330)	(2,085)
Corporate fees	(2,778)	(1,937)	(1,762)
Rent	(670)	(632)	(669)
Regulatory expenses	(272)	(314)	(279)
Transaction related expense	(12,697)	(2,118)	(323)
Other administrative expense	(1,162)	(1,058)	(984)
Total general and administrative expenses	(27,623)	(18,345)	(12,110)
Capitalised overhead	3,300	2,700	$ 2,100
Eagle Ford
General And Administrative Expenses [Line Items]
Transaction related expense	$ (12,400)	$ (1,300)